Property and Equipment (Details) $ in Millions	12 Months Ended
	Nov. 30, 2020 USD ($) passenger cruise_ship	Nov. 30, 2019 USD ($)	Nov. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Ships and ship improvements	$ 49,803	$ 50,446
Ships under construction	1,354	2,492
Other property and equipment	3,992	3,843
Total property and equipment	55,148	56,781
Less accumulated depreciation	(17,075)	(18,650)
Property and Equipment, Net	38,073	38,131
Capitalized interest	$ 66	$ 39	$ 36
NAA Segment
Property, Plant and Equipment [Line Items]
Number of ships sold | cruise_ship	12
Capacity of ships sold | passenger	20,510
Number of ships, agreements to sell | cruise_ship	2
Capacity of ships, agreements to sell | passenger	2,100
EA Segment
Property, Plant and Equipment [Line Items]
Number of ships sold | cruise_ship	5
Capacity of ships sold | passenger	9,740